Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
(Provision for) recovery of income taxes	$ 53	$ (163)
Effective income tax rate reconciliation, development and expansion incentive, percent	5.00%
Tax benefit as a result of concessionary tax rate	$ 9	2
Nondeductible expense research and development	226	141
Tax credit carryforwards	104	70
Foreign And Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Non-capital tax losses	500	1,220
State
Tax Credit Carryforward [Line Items]
Non-capital tax losses	1,507	$ 1,766
Non-capital tax losses, no expiration	59
Non-capital tax losses	1,448
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Non-capital tax losses, no expiration	347
Non-capital tax losses	153
Capital losses	764
Foreign
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,679